Note 3 - Going Concern and Management's Plans (Details Textual) - USD ($)			2 Months Ended	3 Months Ended							4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 04, 2025	Mar. 18, 2025	Aug. 19, 2025	Jun. 30, 2025	Apr. 11, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Apr. 15, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) Attributable to Parent				$ (10,631,000)		$ (4,045,000)	$ (12,024,000)	$ 10,219,000				$ (14,676,000)	$ (1,805,000)	$ (1,787,000)	$ (20,291,000)
Gain (Loss) on Extinguishment of Debt				74,000			0					52,000	14,520,000	14,437,000	0
Fair Value Adjustment of Warrants				(108,000)			(0)					(242,000)	(0)	(10,482,000)	(0)
Research and Development Expense				2,182,000			9,863,000					4,452,000	12,116,000	16,276,000	8,341,000
Impairment of Intangible Assets (Excluding Goodwill)														1,120,000	0
Goodwill, Impairment Loss									$ 2,600,000	$ 500,000				0	3,058,000
Retained Earnings (Accumulated Deficit)				(861,286,000)								(861,286,000)		(846,610,000)	(844,823,000)
Cash and Cash Equivalents, at Carrying Value				301,000								301,000		1,779,000	4,319,000
Liabilities, Current				15,721,000								15,721,000		5,717,000	3,996,000
Proceeds from Warrant Exercises												327,000	0	0	$ 843,000
Subsequent Event [Member] | Senior Secured Notes [Member]
Debt Instrument, Face Amount		$ 312,500
Debt, Discount Percentage		20.00%
Proceeds from Issuance of Secured Debt		$ 250,000
July 2024 Warrants [Member]
Fair Value Adjustment of Warrants				$ (100,000)								$ 200,000		$ (10,500,000)
Stock Issued During Period, Shares, Exercise of Warrants (in shares)				32,714								80,513
Proceeds from Warrant Exercises												$ 300,000
Forecast [Member] | Senior Secured Notes [Member]
Debt Instrument, Face Amount	$ 312,500
Debt, Discount Percentage	20.00%
Proceeds from Issuance of Secured Debt	$ 250,000
Forecast [Member] | July 2024 Warrants [Member]
Stock Issued During Period, Shares, Exercise of Warrants (in shares)					47,799						47,799
Proceeds from Warrant Exercises					$ 300,000						$ 300,000
ELOC Purchase Agreement [Member]
Agreement, Maximum Equity Value to be Issued							$ 35,000,000						$ 35,000,000
Stock Issued During Period, Shares, New Issues (in shares)				700,000										200,000
Proceeds from Issuance or Sale of Equity, Net				$ 400,000										$ 6,500,000
Proceeds from Issuance of Common Stock, Net														9,000,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)			16,800,000
ELOC Purchase Agreement [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares)					200,000						200,000
Proceeds from Issuance of Common Stock, Net					$ 1,500,000
Varian Asset Acquisition [Member]
Research and Development Expense														$ 7,500,000